Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
January 1, 2016~December 31, 2016	$ 1,901
January 1, 2017~December 31, 2017	1,329
January 1, 2018~December 31, 2018	438
January 1, 2019~December 31, 2019	234
January 1, 2020~December 31, 2020	171
January 1, 2021~December 31, 2024	547
Operating Leases, Future Minimum Payments Due	$ 4,620